share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
share-based compensation
Schedule of share-based compensation expense

Years ended December 31 (millions)		2024			2023
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$164	$(14)	$150	$127	$(9)	$118
Employee share purchase plan	(c)	34	(34)	—	43	(43)	—
Share option awards	(d)	1	—	1	1	(2)	(1)
		$199	$(48)	$151	$171	$(54)	$117
TELUS technology solutions		$150	$(42)	$108	$144	$(45)	$99
TELUS digital experience [2]		49	(6)	43	27	(9)	18
		$199	$(48)	$151	$171	$(54)	$117

1	Within employee benefits expense (see Note 8) for the year ended December 31, 2024, restricted share units expense of $160 (2023 – $128) is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	During 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations (see Notes 7, 25); the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense associated with these awards was $21 for the year ended December 31, 2024.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

As at December 31	2024	2023
Restricted share units without market performance conditions
Restricted share units with service conditions only	6,896,228	5,769,038
Notional subset affected by non-market performance conditions	556,308	429,281
	7,452,536	6,198,319
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,513,481	1,191,563
Number of non-vested restricted share units	8,966,017	7,389,882

			Weighted
	Number of restricted		average
	share units [1]		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2023
Non-vested	5,581,483	—	$30.62
Vested	—	35,819	$27.00
Granted
Initial award	3,806,458	—	$27.07
In lieu of dividends	459,742	2,049	$24.98
Variable payout related	29,244	—	$25.97
Vested	(3,090,935)	3,090,935	$26.41
Settled
In equity	—	(2,927,106)	$26.35
In cash	—	(169,176)	$27.19
Forfeited	(587,673)	—	$28.37
Outstanding, December 31, 2023
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97
Granted
Initial award	4,471,168	—	$23.88
In lieu of dividends	633,807	2,289	$21.81
Vested	(3,207,355)	3,207,355	$29.68
Settled
In equity	—	(2,828,666)	$30.05
In cash	—	(380,776)	$27.18
Forfeited	(643,403)	—	$26.21
Outstanding, December 31, 2024
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

			Weighted
	Number of restricted		average
	share units		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2023	1,605,821	—	US$	27.10
Granted – initial award	1,567,809	770,043	US$	15.34
Vested	(423,501)	423,501	US$	26.49
Settled in equity	—	(1,193,544)	US$	17.01
Forfeited	(134,383)	—	US$	23.80
Outstanding, December 31, 2023	2,615,746	—	US$	21.36
Granted – initial award	19,933,019	528,234	US$	5.30
Vested	(1,187,336)	1,187,336	US$	16.85
Settled in equity	—	(1,715,570)	US$	12.72
Forfeited	(1,180,493)	—	US$	12.51
Outstanding, December 31, 2024	20,180,936	—	US$	6.33

TELUS Corporation share options
share-based compensation
Schedule of stock options

Year ended December 31	2024		2023
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	1,778,901	$22.35	2,755,300	$22.05
Exercised [2]	(101,700)	$21.29	(774,899)	$21.35
Forfeited	(157,700)	$22.08	(201,500)	$22.11
Outstanding, end of period	1,519,501	$22.45	1,778,901	$22.35
Exercisable, end of period	1,519,501	$22.45	1,518,901	$21.73

1	The weighted average remaining contractual life is 2.5 years.
2	For the year ended December 31, 2024, the weighted average price at the dates of exercise was $23.24 (2023 – $24.67).

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Year ended December 31	2024			2023
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price
Outstanding, beginning of period	2,536,783	US$	10.39	2,677,297	US$	10.27
Granted	2,909,788	US$	3.69	—	US$	—
Exercised [2]	—	US$	—	(124,337)	US$	8.46
Forfeited	(93,843)	US$	22.73	(16,177)	US$	5.77
Outstanding, end of period	5,352,728	US$	6.53	2,536,783	US$	10.39
Exercisable, end of period	2,363,846	US$	9.32	2,316,683	US$	9.00

1

For 2,899,794 share options, the price is US$3.69 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 9.7 years; for 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 and the weighted average remaining contractual life is 2.0 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 6.2 years.

Schedule of weighted average fair value of share option award granted

Year ended December 31, 2024
Share option award fair value (per share option)	—	—	—	US$	1.50
Risk-free interest rate	—	—	—		2.7%
Expected lives [1] (years)	—	—	—		6.5
Expected volatility	—	—	—		35.4%
Dividend yield	—	—	—		NIL %

1The maximum contractual term of the share option awards granted in 2024 was ten years.